Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member] Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] IFRS 9 [member]	Valuation Accounts [member]	Retained Earnings Prior Year [Member]	Retained earnings1 [member]	Provision for mandatory dividends [member]
Total Attributable to Equity Holders of the Bank [Member]
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
IFRS 9 [member]
											Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]	Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] IFRS 9 [member]	Total
Beginning Balance at Dec. 31, 2019		$ 1,862,826,000	$ 451,011,000	$ 744,838,000		$ 47,117,000	$ 164,221,000		$ (38,120,000)		$ 3,231,893,000	$ 94,445,000		$ 3,326,338,000
Beginning Balance at Dec. 31, 2019	512,407,000,000													512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income
Ending Balance at Jan. 01, 2020		1,862,826,000	451,011,000	744,838,000		47,117,000	164,221,000		(38,120,000)		3,231,893,000	94,445,000		3,326,338,000
Ending Balance at Jan. 01, 2020	512,407,000,000
Beginning Balance at Dec. 31, 2019		1,862,826,000	451,011,000	744,838,000		47,117,000	164,221,000		(38,120,000)		3,231,893,000	94,445,000		$ 3,326,338,000
Beginning Balance at Dec. 31, 2019	512,407,000,000													512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings														$ (377,000)
Ending Balance at Dec. 31, 2020		1,862,826,000	451,011,000	744,838,000		26,824,000	37,533,000	(808,784,000)			2,314,248,000	69,087,000		$ 2,383,335,000
Ending Balance at Dec. 31, 2020	512,407,000,000													512,406,760,091
Beginning Balance at Jan. 01, 2020		1,862,826,000	451,011,000	744,838,000		47,117,000	164,221,000		(38,120,000)		3,231,893,000	94,445,000		$ 3,326,338,000
Beginning Balance at Jan. 01, 2020	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income							(127,065,000)				(127,065,000)			(127,065,000)
Provision for mandatory dividends									38,120,000		38,120,000			38,120,000
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings						(377,000)	377,000
Comprehensive income (loss) for the period						(19,916,000)		(808,784,000)			(828,700,000)	(25,358,000)		(854,058,000)
Ending Balance at Dec. 31, 2020		1,862,826,000	451,011,000	744,838,000		26,824,000	37,533,000	(808,784,000)			2,314,248,000	69,087,000		$ 2,383,335,000
Ending Balance at Dec. 31, 2020	512,407,000,000													512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income			(451,011,000)	(321,720,000)			(37,533,000)	808,784,000
Ending Balance at Jan. 01, 2021		1,862,826,000		423,118,000		26,824,000					2,312,768,000	69,087,000		$ 2,381,855,000
Ending Balance at Jan. 01, 2021	512,407,000,000
Beginning Balance at Dec. 31, 2020		1,862,826,000	451,011,000	744,838,000		26,824,000	37,533,000	(808,784,000)			2,314,248,000	69,087,000		$ 2,383,335,000
Beginning Balance at Dec. 31, 2020	512,407,000,000													512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings														$ (60,847,000)
Ending Balance at Dec. 31, 2021		2,688,131,000	467,279,000	467,279,000		(97,968,000)		273,410,000	(83,342,000)		3,247,510,000	77,711,000		$ 3,325,221,000
Ending Balance at Dec. 31, 2021	973,518,000,000													973,517,871,202
Beginning Balance at Jan. 01, 2021		1,862,826,000		423,118,000		26,824,000					2,312,768,000	69,087,000		$ 2,381,855,000
Beginning Balance at Jan. 01, 2021	512,407,000,000
Disclosure of equity [line items]
Capital increase		825,305,000									825,305,000			825,305,000
Capital increase (in units)	461,111,000,000
Provision for mandatory dividends									(83,342,000)		(83,342,000)			(83,342,000)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings				44,161,000		(44,161,000)
Comprehensive income (loss) for the period						(80,631,000)		273,410,000			192,779,000	8,624,000		201,403,000
Ending Balance at Dec. 31, 2021		2,688,131,000	467,279,000	467,279,000		(97,968,000)		273,410,000	(83,342,000)		3,247,510,000	77,711,000		$ 3,325,221,000
Ending Balance at Dec. 31, 2021	973,518,000,000													973,517,871,202
Disclosure of equity [line items]
Distribution of prior year's net income							273,410,000	(273,410,000)
Ending Balance at Jan. 01, 2022		2,688,131,000		467,279,000	$ 86,186,000	(11,782,000)	273,410,000		(83,342,000)	$ 86,186,000	3,333,696,000	77,711,000	$ 86,186,000	$ 3,411,407,000
Ending Balance at Jan. 01, 2022	973,518,000,000
Beginning Balance at Dec. 31, 2021		2,688,131,000	467,279,000	467,279,000		(97,968,000)		273,410,000	(83,342,000)		3,247,510,000	77,711,000		$ 3,325,221,000
Beginning Balance at Dec. 31, 2021	973,518,000,000													973,517,871,202
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings														$ (61,330,000)
Ending Balance at Dec. 31, 2022		2,687,951,000	227,839,000	227,839,000		(102,108,000)	190,068,000	443,288,000	(130,123,000)		3,316,915,000	874,000		$ 3,317,789,000
Ending Balance at Dec. 31, 2022	973,518,000,000													973,517,871,202
Beginning Balance at Jan. 01, 2022		2,688,131,000		467,279,000	$ 86,186,000	(11,782,000)	273,410,000		(83,342,000)	$ 86,186,000	3,333,696,000	77,711,000	$ 86,186,000	$ 3,411,407,000
Beginning Balance at Jan. 01, 2022	973,518,000,000
Disclosure of equity [line items]
Distribution of prior year's net income							(83,342,000)		83,342,000
Provision for mandatory dividends									(130,123,000)		(130,123,000)			(130,123,000)
Termination of accounting hedges highly probable transactions				44,771,000		(44,771,000)
Other movements		(180,000)		115,000							(65,000)			(65,000)
Acquision of MCC entities				(19,331,000)							(19,331,000)			(19,331,000)
Comprehensive income (loss) for the period						(45,555,000)		443,288,000			397,733,000	(130,000)		397,603,000
Increase participation in Colombia				(264,995,000)							(264,995,000)	(76,707,000)		(341,702,000)
Ending Balance at Dec. 31, 2022		$ 2,687,951,000	$ 227,839,000	$ 227,839,000		$ (102,108,000)	$ 190,068,000	$ 443,288,000	$ (130,123,000)		$ 3,316,915,000	$ 874,000		$ 3,317,789,000
Ending Balance at Dec. 31, 2022	973,518,000,000													973,517,871,202